Document And Entity Information	Jun. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	UNITY BIOTECHNOLOGY, INC.
Entity Central Index Key	0001463361
Entity Emerging Growth Company	true
Securities Act File Number	001-38470
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-4726035
Entity Address, Address Line One	285 East Grand Ave.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	416-1192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UBX
Security Exchange Name	NASDAQ